May 4, 2021

VIA EDGAR

Securities and Exchange Commission 100 F Street, N.W. Washington, D.C. 20549

Juanita M. Thomas Zurich North America Life Senior Assistant General Counsel	RE: Zurich American Life Insurance Company ZALICO Variable Annuity Separate Account Post-Effective Amendment No. 35 to Registration Statement on Form N-4 File Nos. 333-22375 and 811-3199

Commissioners:

Zurich 150 Greenwich Street 4 World Trade Center 54th Floor New York, NY 10007-2366 Mobile: (425) 417-5990 juanita.thomas@zurich.com

On behalf of Zurich American Life Insurance Company (the “Company”) and ZALICO Variable Annuity Separate Account (the “Separate Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for the variable annuity contract offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the “Amendment”) to the registration statement on Form N-4 for the Separate Account. That Amendment was filed electronically with the Commission on April 30, 2021 (Accession number 0001193125 – 21-145514).

If you have any question or comment regarding this filing, please contact me at (425) 417-5990.

Very truly yours,

/s/ Juanita M. Thomas

Juanita M. Thomas, Esq.